Prepayments and other assets - Schedule of Prepayments (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayments [Abstract]
Current prepayments and other assets	€ 17,934	€ 6,873
Total	€ 17,934	€ 6,873